ORDINARY SHARES (Details) ¥ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2020 $ / shares
ORDINARY SHARES
Ordinary shares issued (in shares)			7,092,666	7,092,667
Par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Outstanding ordinary shares (in shares)			369,290,629		941,450,185
IPO
ORDINARY SHARES
Ordinary shares issued (in shares)		89,491,548
Par value (in dollars per share) | $ / shares						$ 4.00
Proceeds from ordinary shares issued | ¥		¥ 2,357,823
Follow On Public Offering
ORDINARY SHARES
Ordinary shares issued (in shares)	36,000,000
Par value (in dollars per share) | $ / shares					$ 12.50
Proceeds from ordinary shares issued | ¥	¥ 2,816,190